Inventory, Net	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Inventory Disclosure [Abstract]
Inventory, Net
5.	INVENTORY, NET
Inventory, net consists of the following:

	March 31, 2023	December 31, 2022
Product inventory—Pellets	$6,442	$6,213
Less: Obsolete and expired pellet allowance	(1,298)	(1,298)

Pellet inventory, net	5,144	4,915

Product inventory—Dietary supplements	4,494	6,283
Less: Obsolete and expired dietary supplement allowance	(15)	(15)

Dietary supplement inventory, net	4,479	6,268

Inventory, net	$9,623	$11,183

5.	INVENTORY, NET
Inventory, net consists of the following:

	December 31, 2022	December 31, 2021
Product inventory—Pellets	$6,213	$6,318
Less: Obsolete and expired pellet allowance	(1,298)	(1,356)

Pellet inventory, net	4,915	4,962

Product inventory—Dietary supplements	6,283	4,849
Less: Obsolete and expired dietary supplement allowance	(15)	(196)

Dietary supplement inventory, net	6,268	4,653

Inventory, net	$11,183	$9,615